GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Changes In Goodwill
SCHEDULE OF CHANGES IN GOODWILL

Changes in goodwill are as follows during the years ended December 31, 2023 and 2022:

Balance as of December 31, 2021	$1,320,100
Less - Foreign currency translation	(113,150)
Additions: Goodwill on new acquisition	50,399,733
Less: Impairment loss	(20,053,893)
Goodwill on tax adjustment	136,097
Balance as of December 31, 2022	31,688,887
Less: Goodwill reduction as per PPA	(4,919,920)
Less: Impairment	(15,371,643)
Add: Foreign currency translation	27,824
Balance as of December 31, 2023	$11,425,148